Note 10 - Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Debt [Table Text Block]
	December 31,
	2010	2011
	(in thousands)
Senior Unsecured Notes Payable (a)	$—	$250,000
Senior Secured Revolving Credit Facility, Bank of America, N.A. (b)	—	5,000
Working capital facilities, Barclays (c)	4,998	39,063
Various subordinated unsecured notes payable; maturing at various dates from 2011 through 2014 (d)	4,858	2,649
	9,856	296,712
Less current portion	2,312	1,932
	$7,544	$294,780

Schedule of Guarantor Obligations [Table Text Block]
Pricing Tier	Consolidated Senior Secured Leverage Ratio	Commitment Fee/Unused Line Fee	Letter of Credit Fee	Eurocurrency Rate Loans	Base Rate Loans
1	≥ 2.50 to 1.0	0.50%	3.75%	3.75%	2.75%
2	≥ 2.00 to 1.0 but < 2.50 to 1.0	0.45%	3.50%	3.50%	2.50%
3	≥ 1.50 to 1.0 but < 2.00 to 1.0	0.40%	3.25%	3.25%	2.25%
4	≥ 1.00 to 1.0 but < 1.50 to 1.0	0.35%	3.00%	3.00%	2.00%
5	< 1.00 to 1.0	0.30%	2.75%	2.75%	1.75%

Schedule of Maturities of Long-term Debt [Table Text Block]
		Amount
Years ended December 31:
	2012	$1,932
	2013	6,988
	2014	32,792
	2015	—
	2016	5,000
	Thereafter	250,000
Total		$296,712